Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 554,613	$ 506,121	$ 471,836
Tax free income [N]	(90,943)	(38,926)	(24,088)
Tax rate differentials	137,527	140,079	118,495
Non-deductible expenses	19,961	4,536	6,934
Taxes for prior year	22,420	144	11,994
Change in valuation allowance	(19,680)	5,544	(2,259)
Noncontrolling partnership interests [N]	(49,081)	(31,300)	(26,870)
Other	32,452	21,782	22,853
Tax portion of income from at equity investments	(2,133)	(6,883)	(550)
Income tax expense	$ 605,136	$ 601,097	$ 578,345
Effective tax rate	33.80%	35.20%	33.70%